Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 166,150	$ 36,333
Short-term investments	0	18,915
Restricted cash	3,563	603
Prepaid expenses and other current assets	3,015	1,232
Total current assets	172,728	57,083
Property and equipment, net	15,665	9,866
Operating lease right-of-use assets	27,150	2,024
Restricted Cash, net of current portion	3,406	4,541
Other non-current assets	2,714	228
Total assets	221,663	73,742
Current Liabilities
Accounts payable	7,280	2,605
Accrued expenses and other current liabilities	10,212	3,175
Operating lease liabilities, current portion	1,991	2,921
Total current liabilities	19,483	8,701
Operating lease liabilities, net of current portion	31,216	209
Other non-current liabilities	1,053	0
Total liabilities	51,752	8,910
Commitments and contingencies (Note 13)
Stockholders' equity (deficit)
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022	0	0
Common stock, $0.001 par value; 200,000,000 and 5,755,759 shares authorized at December 31, 2023 and 2022; 8,016,516 and 271,371 shares issued at December 31, 2023 and 2022, respectively; 8,016,516 and 268,468 shares outstanding at December 31, 2023 and 2022	8	0
Additional paid-in capital	352,908	2,807
Accumulated other comprehensive loss	0	(5)
Accumulated deficit	(183,005)	(101,833)
Total stockholders' equity (deficit)	169,911	(99,031)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	221,663	73,742
Series Seed Convertible Preferred Stock [Member]
Current Liabilities
Temporary equity, convertible preferred stock	0	15,924
Series A Preferred Stock [Member]
Current Liabilities
Temporary equity, convertible preferred stock	0	77,736
Series B-1 Preferred Stock [Member]
Current Liabilities
Temporary equity, convertible preferred stock	0	57,703
Series B-2 Preferred Stock [Member]
Current Liabilities
Temporary equity, convertible preferred stock	$ 0	$ 12,500